Summary of Significant Accounting Policies (Details Narrative) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advertising and marketing expense	$ 178,511	$ 39,103	$ 119,867	$ 25,000
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Advertising and marketing expense	$ 12,361	$ 10,336	$ 16,191	$ 19,931